Merger Transaction (Tables)	3 Months Ended
Mar. 31, 2025
Merger Transaction [Abstract]
Schedule of Equity Instruments Outstanding

The following table summarizes the number of equity instruments outstanding immediately following the Merger and the PIPE investment (in thousands):

	Shares	% of Common	% of Voting
Public shareholders	2,077	2.5%	2.4%
Inflection Point Holdings II LLC	6,250	7.6%	7.2%
USARE LLC shareholders	72,748	88.8%	83.4%
Shares issued to CCM (Issuance cost)	877	1.1%	1.0%
Total Common Stock	81,952	100.0%	94.0%

Series A Preferred Stock – USARE LLC shareholders	4,318		4.9%
Series A Preferred Stock – PIPE Investors	784		0.9%
Series A Preferred Stock – Blitzer promissory note	131		0.2%
Total Voting Shares	87,185		100.0%

Schedule of Net Proceeds from the Merger

The following table summarizes the net proceeds from the Merger (in thousands):

Sources
Cash – PIPE investment	$8,000
Cash – IPXX Trust Account	22,843
Cash – IPXX Op Account (Blitzer note)	24
Total Cash in IPXX going into the Merger	$30,867
Uses
Transaction costs allocated to equity	$(7,931)
Issuance costs for the PIPE investment	$(400)
FPA Prepayments	(20,789)
Other Expenses and Prepayments	(1,658)
Total Cash used immediately after the merger	$(30,778)
Net Cash to USARE LLC	$89
Transaction costs allocated to equity	$350
Net cash used by USARE LLC	(350)
$—